Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from operating activities:
Net income	$ 6,781,826	$ 10,837,307	$ 11,591,041
Adjustments reconcile net income to net cash provided by operating activities:
Depreciation	533,963	543,658	408,233
Amortization	15,508	26,973	62,149
Net loss from disposal of property, plant and equipment			102,319
Allowance for credit losses	1,057,255	1,109,347	1,933,661
Deferred tax expense (benefit)	1,008,348	(642,635)	(370,475)
Currency exchange loss (gain)	(35,852)	(380,254)	153,440
Net interest income (expense)	(476,243)	1,259,084
Gain from equity method investments	(80,207)	(94,183)	(4,832)
Gain from disposal of equity interest in a subsidiary		(21,360)
Loss from disposal of property, plant and equipment		111
Change in fair value in convertible debt		678,297
(Reversal) accrual of contingent liability	(1,349,565)	1,348,027
Amortization of operating lease right-of-use assets		404	611
Changes in operating assets and liabilities:
Bank acceptance receivables	7,116,691	1,326,316	1,026,148
Accounts receivable	(3,255,715)	(4,253,900)	(13,558,315)
Accounts receivable-related party	(720,477)	(287,364)	(457,585)
Inventories	(226,647)	165,759	(528,635)
Prepayments and other assets	(591,057)	1,304,710	1,760,865
Due from related parties			(21,184)
Accounts payable	(7,478,925)	932,491	185,902
Taxes payable	(1,097,189)	188,426	(16,893)
Accrued expenses and other current liabilities	(631,831)	596,218	9,911
Operating leases liabilities		(627)	(611)
Net cash provided by operating activities	569,883	14,636,805	2,275,750
Cash flows from investing activities:
Purchases of property, plant and equipment	(15,629)	(133,550)	(1,182,699)
Additions to intangible assets			(3,503,883)
Long term investment		(4,864,016)
Proceeds from disposal of long-term investment		567,115	353,062
Proceeds from disposal of property, plant and equipment			348,321
Collection of long-term deposits for buildings		1,389,719	706,125
Cash in disposed subsidiary		(89,719)
Prepayment for digital assets investments	(16,520,000)
Advance to related parties	(10,963,478)	(17,290,577)
Deposits to a related party			(9,179,624)
Collection from related parties	7,373,913
Net cash used in investing activities	(20,125,194)	(20,421,028)	(12,458,698)
Cash flows from financing activities:
Proceeds from convertible debt		5,580,000
Proceeds from short-term bank borrowings	14,608,696	10,561,863	6,637,574
Repayment to short-term bank loans	(13,933,913)	(9,728,032)	(5,931,449)
Share repurchase		(200,000)
Proceeds from private placement	16,520,000
Net cash provided by financing activities	17,194,783	6,213,831	706,125
Effect of foreign exchange rate changes	225,485	(67,534)	(332,999)
Net increase (decrease) in cash and restricted cash	(2,135,043)	362,074	(9,809,822)
Cash and restricted cash, beginning of year	17,288,952	16,926,878	26,736,700
Cash and restricted cash, end of year	15,153,909	17,288,952	16,926,878
Reconciliation to amount on consolidated balance sheets:
Cash	15,153,909	15,960,057	15,560,662
Restricted cash		1,328,895	1,366,216
Total cash and restricted cash	15,153,909	17,288,952	16,926,878
Cash paid for:
Interest	241,523	247,615	250,781
Income taxes	2,904,040	3,657,394	3,583,143
Non-cash transactions
Deposits to a related party reclassified to investments		9,033,173
Operating lease right-of-use asset obtained in exchange of operating lease liabilities			$ 7,697